Cash and cash equivalents and marketable securities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 255	$ 136
Total short-term financial investments	6,741	3,135
Total cash and cash equivalents	6,996	3,271
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,353	1,639
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	4,388	1,496
Brazilian Interbank Deposit Rateiinvestment Funds And Other Short Term Deposits [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,191	1,453
Bank Deposit Certificates And Other Investment Funds [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	162	186
Time Deposits [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,708	728
Sweep Accounts And Interest Bearing Accounts [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,660	726
Other Financial Investments [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 20	$ 42